[Translation]
AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2010

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Jonathan S. Horwitz
of Trustees:	Executive Vice President, Treasurer, Principal Executive
Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 899.00 million U.S. dollars (JPY 80.70 billion)

Note : U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY 89.77, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 29, 2010.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement filed on December 28, 2009 (the "Original SRS,") due to the fact that the Semi-annual Report was filed on March 31, 2010.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Amendment due to filing the Semi-annual Report.

The following items in the original SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The ORIGINAL SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION
CONCERNING THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(B) Structure of the Fund:
IV. OUTLINE OF THE
(3) Outline of the Fund	MANAGEMENT COMPANY
1. Fund	(1) Amount of Capital Stock
d. Amount of Capital Stock	1 Fund	Novation
2. Investment Management Company
d. Amount of Capital Stock:	2 Investment Management	Novation
Company
5. STATUS OF INVESTMENT FUND	I. STATUS OF INVESTMENT
PORTFOLIO OF THE FUND
(A) Diversification of Investment Portfolio	(1) Diversification of Investment	Novation
Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Novation
PART III. DETAILED INFORMATION
ON THE FUND

IV. FINANCIAL CONDITIONS OF THE
FUND
	II. FINANCIAL CONDITIONS OF	Addition
1. Financial Statements	THE FUND
V. RECORD OF SALES AND	III. RECORD OF SALES AND	Addition
REPURCHASES	REPURCHASES
PART IV. SPECIAL INFORMATION
I. OUTLINE OF THE MANAGEMENT
COMPANY

1. Outline of the Management Company	IV. OUTLINE OF THE
MANAGEMENT COMPANY

i Fund	(1) Amount of Capital Stock
(1) Amount of Capital Stock	1 Fund	Novation
ii Investment Management Company
(1) Amount of Capital Stock	2 Investment Management Company	Novation
2. Description of Business and Outline of	(2) Description of Business and
Operation	Conditions of Operation
i. Fund	1 Fund	Novation
ii. PUTNAM INVESTMENT	2 Putnam Investment Management,	Novation
MANAGEMENT, LLC (INVESTMENT	LLC ("Investment Management
MANAGEMENT COMPANY)	Company")

The contents of the Semi-annual Report are as follows: [Omitted]

[Translation]

SEMI-ANNUAL REPORT
(During The 16th Term)
From: July 1, 2009
To: December 31, 2009

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT
(During The Sixteenth Term)
From: July 1, 2009
To: December 31, 2009

PUTNAM EUROPE EQUITY FUND

i

SEMI-ANNUAL REPORT
(During The Sixteenth Term)
From: July 1, 2009
To: December 31, 2009

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2010

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Jonathan S. Horwitz
of Trustees:	Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

2

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

			(As of the end of January)

				Investment
Types of Assets	Issue Place (Country)		Total USD	Ratio (%)

Common Stock	United Kingdom		$72,808,590	34.41

	France		33,537,615	15.85

	Germany		28,038,012	13.25

	Switzerland		25,352,759	11.98

	Spain		14,364,884	6.79

	Netherlands		11,576,395	5.47

	Norway		6,660,681	3.15

	Ireland		3,511,518	1.66

	Belgium		3,154,269	1.49

	Luxembourg		2,529,439	1.20

	Finland		2,470,876	1.17

	Italy		2,466,625	1.17

	Russia		1,481,514	0.70

	Portugal		1,471,455	0.70

Sub-total			$209,424,632	98.98

Cash, Deposit and Other
Assets (After deduction of liabilities)			2,163,623	1.02

T o t a l			$211,588,255	100.00

(Net Asset Value)		JPY	18,994,277,651

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 89.77 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 29, 2010 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the

3

conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

4

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets during the one-year period up to and including the end of January 2010 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousands)	(millions)	USD	JPY

2009 End of February	3,024	271	11.21	1,006

March	3,161	284	12.00	1,077

April	3,462	311	13.39	1,202

May	3,838	345	15.15	1,360

June	3,683	331	14.96	1,343

July	3,960	355	16.34	1,467

August	4,224	379	17.46	1,567

September	4,383	393	18.37	1,649

October	4,175	375	17.98	1,614

November	4,377	393	18.70	1,679

December	4,300	386	18.84	1,691

2010 End of January	4,070	365	17.76	1,594

b. Record of Distributions Paid (Class M Shares)

Fiscal Year	Amount paid per Share	Capital Gains

The Fifteenth Fiscal Year
(7/1/08-6/30/09)	$0.00 (JPY 0)	$0.00 (JPY 0)

5

Note: Record of distribution paid from December 2000 to December 2009 is as follows:

	Dividend		NAV per Share

Ex-dividend Date	USD	Yen	USD

2000 December 20	$2.138	191.93	$21.39

2001 December 20	$0.012	1.08	$16.78

2002 December 20	$0.127	11.40	$13.61

2003 December 18	$0.204	18.31	$17.20

2004 December 21	$0.092	8.26	$20.31

2005 December 20	$0.152	13.65	$22.65

2006 December 19	$0.473	42.46	$29.70

2007 December 20	$5.396	484.40	$25.43

2008 December 20	$0.000	0.00	$14.17

2009 December 18	$0.005	0.45	$18.50

*Due to an absence of capital gains, the Fund did not have a year-end distribution in 2008.

c. Record of Return Rate (Class M Shares)

Period	Return Rate (*)

February 1, 2009 –January 31, 2010	43.38%

(*) *Return Rate (%) ={[ [ Ending NAV * A] ] / Beginning NAV] – 1}*100 “A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on January 31, 2009 and Ending NAV means net asset value per share on January 31, 2010.

6

II. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

III. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2010 and number of outstanding shares of the Fund as of the end of January 2010 are as follows:

(2/1/09 – 1/31/10)

Number of Shares	Number of Shares	Number of
Sold	Repurchased	Outstanding Shares

57,494	98,998	229,187

(54,810)	(46,160)	(74,580)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

1 Fund

Not applicable (as of the end of January, 2010).

2 Putnam Investment Management, LLC ("Investment Management Company")

a. Amount of member’s equity (as of the end of January, 2010) $32,199,407*

b. Amount of member’s equity for the past five years:

Year	Member’s Equity

End of 2005	$73,231,356

End of 2006	$70,594,104

End of 2007	$117,226,875

7

End of 2008	$66,637,620

End of 2009	$69,079,977*

*Unaudited

(2) Description of Business and Conditions of Operation

1 Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited (Sub-Investment Management Company), to manage a separate portion of the assets of the Fund subject to its supervision.

Putnam Investment Management LLC and Putnam Investments Limited have retained their affiliate, The Putnam Advisory Company, LLC (Sub-Advisory Company), to manage a separate portion of the assets of the Fund subject to to their supervision.

2 Putnam Investment Management, LLC ("Investment Management Company")

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2010, Investment Management Company managed, advised, and/or administered the following 104 funds and fund portfolios (having an aggregate net asset value of over $61.5 billion):

			(As of January 31, 2010)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

U.S.A.	Closed End Type Bond Fund	5	$2,611.19

	Open End Type Balanced	15	$15,375.79
	Fund

8

Open End Type Bond Fund	35	$22,086.09

Open End Type Equity Fund	49	$21,473.78

Total	104	$61,546.85

(3) Miscellaneous

1 Fund

Litigation, etc.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

2 Putnam Investment Management, LLC ("Investment Management Company")

Litigation, etc.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In

9

addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of unaudited semi-annual accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]